Sales revenues (Details 1) - Oil Products [Member] $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	$ 76,643
Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	115,176
Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	38,533
Gasoline [member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	10,495
Gasoline [member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	10,495
Diesel [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	31,175
Diesel [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	31,175
Natural Gas [member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	15,643
Natural Gas [member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	30,279
Natural Gas [member] | Domestic Market [Member] | Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	14,636
Services And Others [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	7,867
Services And Others [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	12,440
Services And Others [Member] | Domestic Market [Member] | Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	4,573
Naphtha [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	1,946
Naphtha [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	6,157
Naphtha [Member] | Domestic Market [Member] | Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	4,211
Electricity 1 [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	658
Electricity 1 [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	7,010
Electricity 1 [Member] | Domestic Market [Member] | Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	6,352
Other Oil Products [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	30
Other Oil Products [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	30
Jet Fuel [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	5,868
Jet Fuel [Member] | Domestic Market [Member] | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	5,868
Exports [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	2,961
Exports [Member] | ForeignMarketMember | Later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	11,722
Exports [Member] | ForeignMarketMember | Not later than one year [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Transaction price allocated to remaining performance obligations	$ 8,761